DISCONTINUED OPERATIONS AND OTHER DIVESTITURES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-cash operating items:
Depreciation and amortization	$ 3.3	$ 14.4	$ 13.1
Gain (loss) on disposition of discontinued operations – net of tax	(0.1)	(2.4)	(67.3)
Deferred taxes	(1.4)	(0.2)	(0.1)
Impairments	82.1	6.6	(0.5)
Capital expenditures	(3.4)	(12.8)	(13.4)
Demag-Mobile Cranes Business | Discontinued Operations, Held-for-sale
Non-cash operating items:
Gain (loss) on disposition of discontinued operations – net of tax	$ 0.0	$ 0.0	$ (1.4)